Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046 713 626 1919 www.invesco.com/us
September 21, 2012
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Equity Funds (Invesco Equity Funds) CIK No. 0000105377
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of AIM Equity Funds (Invesco Equity Funds) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class A, Class B, Class C, Class P, Class R, Class R5, Class R6, Class S, Class Y and Investor Class shares, as applicable, of Invesco Charter Fund, Invesco Constellation Fund, Invesco Disciplined Equity Fund, Invesco Diversified Dividend Fund and Invesco Summit Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 107 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 107 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on September 21, 2012.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at 713-214-7888.
Sincerely,
/s/ Peter A. Davidson
Peter A. Davidson
Counsel